Deferred Charges, net (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 868,917	$ 0
Additions	2,479,526	1,034,380
Amortization	(727,298)	(165,463)
Balance at end of period	$ 2,621,145	$ 868,917
Number of vessels completing scheduled dry-dock | Vessel	2